Payments, by Government - 12 months ended Dec. 31, 2023 - USD ($) $ in Thousands	Royalties	Fees	Total Payments
Total	$ 179,312	$ 25,607	$ 204,919
UNITED STATES
Total	179,312	25,607	204,919
UNITED STATES | Office of Natural Resources Revenue (ONRR) [Member]
Total	$ 179,312	18	179,330
UNITED STATES | Bureau of Land Management (BLM) [Member]
Total		$ 25,589	$ 25,589